SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

ClickHouse Series D Financing

In January 2026, ClickHouse completed a Series D convertible preferred stock financing (the “Series D Financing”) raising $400 from investors other than the Group at a valuation of approximately $15 billion. Following the Series D transaction, the Group continues to hold a significant minority equity stake in ClickHouse and is assessing the impact of the Series D transaction on its investments in ClickHouse.

Acquisition of Tavily

In February 2026, the Company entered into an agreement and plan of merger (the “Tavily Merger Agreement”) with AlphaAI Technologies, Inc., doing business as Tavily (“Tavily”), pursuant to which the Company agreed to acquire all outstanding equity interests of Tavily. Tavily provides search infrastructure designed for artificial intelligence applications, including search APIs optimized for large language models and agentic AI systems.

At closing in February 2026, the Company paid $177.3 in cash, of which $0.6 was deposited into an escrow account to secure post-closing indemnification obligations and potential purchase price adjustments. The Company may make additional payments of up to $30.3 to certain key employees of Tavily contingent upon their continued employment. An additional $0.4 may also be payable in connection with post-closing indemnification obligations and purchase price adjustments.

Pursuant to the Tavily Merger Agreement, certain outstanding options to purchase Tavily capital stock were exchanged for options to purchase the Company’s Class A ordinary shares. In addition, certain Tavily employees are eligible to receive additional consideration based on the achievement of specified performance targets during defined measurement periods following the acquisition. Any such earn-out payments, if earned, may be settled in cash, Class A ordinary shares of the Company, or a combination thereof.

The Company is currently evaluating the accounting and disclosure implications of the acquisition in accordance with ASC 805 “Business Combinations”, including the preliminary allocation of the purchase price to the identifiable assets acquired and liabilities assumed. The results of Tavily’s operations will be included in the Company’s consolidated financial statements beginning in 2026.

Equity Investment and Commercial Partnership with NVIDIA

On March 11, 2026, the Group entered into a securities purchase agreement with NVIDIA Corporation (“NVIDIA”), pursuant to which the Group agreed to sell, in a private placement, a pre-funded warrant (the “Warrant”) to purchase an aggregate of 21,065,396 Class A shares, par value €0.01 per share (the “Warrant Shares”), for aggregate gross proceeds of approximately $2.0 billion. The Warrant has an exercise price of $0.0001 per Class A share and was issued to NVIDIA on March 11, 2026. The Warrant may be exercised by NVIDIA at any time on or after March 11, 2026. Upon exercise, the Warrant Shares will be delivered from the Group’s treasury shares or issued from its authorized share capital. The Group intends to use the net proceeds from the private placement to support investments in the development of its full-stack AI cloud platform and the development and construction of greenfield data centers. The transaction is part of a broader strategic collaboration between the Group and NVIDIA to support the expansion of the Group’s AI cloud infrastructure.

AI Infrastructure Supply Agreement with Meta

On March 16, 2026, the Group entered into a long-term AI infrastructure supply agreement with Meta. Under the five-year agreement, the Group will provide approximately $12 billion of dedicated compute capacity across multiple locations, based on large-scale deployments of the NVIDIA Vera Rubin platform, with delivery expected to commence in early 2027. In addition, in connection with access to these deployments, Meta has committed to purchase additional available compute capacity across certain upcoming Nebius clusters of up to $15 billion over a five-year period. The Group currently intends to sell such capacity to third-party customers of its AI cloud business, with any remaining capacity to be purchased by Meta.

Issuance of convertible senior notes

On March 18, 2026, the Company announced the pricing of a private offering of $4.0 billion aggregate principal amount of convertible senior notes, comprising $2.25 billion of 1.250% notes due 2031 and $1.75 billion of 2.625% notes due 2033. The offering closed on March 20, 2026. The option to purchase an additional $337.5 aggregate principal amount of the 2031 Notes was exercised, increasing the total aggregate principal amount of the Notes to approximately $4.34 billion. An additional overallotment option of up to $262.5 of the 2033 Notes remained unexercised as of the closing date.

The notes are senior unsecured obligations of the Company. The net proceeds are expected to be used to finance data center development, AI infrastructure investments, and general corporate purposes.